Loans And Leases (Tables)	12 Months Ended
Dec. 31, 2018
Loans And Leases [Abstract]
Recorded Invetment In Loans By Portfolio Segment

	December 31, 2018	December 31, 2017
Commercial (1)	$126,887	$101,975
Real estate:
Single-family residential	118,386	95,578
Multi-family residential	47,651	35,665
Commercial	173,435	111,866
Construction	61,792	42,862
Consumer:
Home equity lines of credit	23,961	25,054
Other	5,583	376
Subtotal	557,695	413,376
Less: ALLL	(7,012)	(6,970)
Loans and Leases, net	$550,683	$406,406

(1)	Includes $5,403 and $6,008 of commercial leases at December 31, 2018 and December 31, 2017, respectively.

Activity In ALLL By Portfolio Segment

	December 31, 2018
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total
Beginning balance	$1,984	$912	$660	$2,143	$672	$597	$2	$6,970
Addition to (reduction in) provision for loan losses	(167)	131	(48)	131	67	(209)	95	-
Charge-offs	-	(6)	-	-	-	-	-	(6)
Recoveries	2	24	-	-	-	22	-	48
Ending balance	$1,819	$1,061	$612	$2,274	$739	$410	$97	$7,012

	December 31, 2017
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total
Beginning balance	$1,647	$735	$716	$2,727	$580	$486	$34	$6,925
Addition to (reduction in) provision for loan losses	335	157	(56)	(584)	92	88	(32)	-
Charge-offs	-	-	-	-	-	-	-	-
Recoveries	2	20	-	-	-	23	-	45
Ending balance	$1,984	$912	$660	$2,143	$672	$597	$2	$6,970

Balance In ALLL And Recorded Investment In Loans By Portfolio Segment And Based On Impairment Method

The following table presents the balance in the ALLL and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2018:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$22	$-	$-	$-	$22
Collectively evaluated for impairment	1,819	1,061	612	2,252	739	410	97	6,990
Total ending allowance balance	$1,819	$1,061	$612	$2,274	$739	$410	$97	$7,012

Loans:
Individually evaluated for impairment	$100	$110	$-	$2,951	$-	$-	$-	$3,161
Collectively evaluated for impairment	126,787	118,276	47,651	170,484	61,792	23,961	5,583	554,534
Total ending loan balance	$126,887	$118,386	$47,651	$173,435	$61,792	$23,961	$5,583	$557,695

The following table presents the balance in the ALLL and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2017:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$26	$-	$-	$-	$26
Collectively evaluated for impairment	1,984	912	660	2,117	672	597	2	6,944
Total ending allowance balance	$1,984	$912	$660	$2,143	$672	$597	$2	$6,970

Loans:
Individually evaluated for impairment	277	$116	$-	$3,183	$-	$-	$-	$3,576
Collectively evaluated for impairment	101,698	95,462	35,665	108,683	42,862	25,054	376	409,800
Total ending loan balance	$101,975	$95,578	$35,665	$111,866	$42,862	$25,054	$376	$413,376

Individually Evaluated For Impairment By Class Of Loans

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2018. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs. Cash payments of interest on these loans during the twelve months ended December 31, 2018 totaled $192.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Real estate:
Commercial:
Owner occupied	$379	$125	$-	$130	$21
Total with no allowance recorded	379	125	-	130	21

With an allowance recorded:
Commercial (1)	100	100	-	185	4
Real estate:
Single-family residential (1)	110	110	-	113	6
Commercial:
Non-owner occupied	2,826	2,826	22	2,837	157
Owner occupied	-	-	-	131	7
Total with an allowance recorded	3,036	3,036	22	3,266	174
Total	$3,415	$3,161	$22	$3,396	$195

(1)	Allowance recorded is less than $1 resulting in rounding to zero

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2017. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs. Cash payments of interest on these loans during the twelve months ended December 31, 2017 totaled $190.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Real estate:
Commercial:
Owner occupied	$391	$137	$-	$142	$26
Total with no allowance recorded	391	137	-	142	26

With an allowance recorded:
Commercial (1)	277	277	-	291	9
Real estate:
Single-family residential (1)	116	116	-	118	6
Commercial:
Non-owner occupied	2,856	2,856	24	2,882	154
Owner occupied	190	190	2	194	9
Total with an allowance recorded	3,439	3,439	26	3,485	178
Total	$3,830	$3,576	$26	$3,627	$204

(1)	Allowance recorded is less than $1 resulting in rounding to zero

Recorded Investment In Nonaccrual Loans By Class Of Loans

	2018	2017
Loans past due over 90 days still on accrual	$-	$-
Nonaccrual loans:
Commercial	100	115
Real estate:
Single-family residential	167	253
Consumer:
Home equity lines of credit:
Purchased for portfolio	89	102
Other consumer	21	-
Total nonaccrual	377	470
Total nonperforming loans	$377	$470

Aging Of Recorded Investment In Past Due Loans By Class Of Loans

The following table presents the aging of the recorded investment in past due loans and leases by class of loans as of December 31, 2018:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$-	$-	$-	$-	$126,887	$100
Real estate:
Single-family residential	597	-	23	620	117,766	144
Multi-family residential	-	-	-	-	47,651	-
Commercial:
Non-owner occupied	-	-	-	-	122,465	-
Owner occupied	-	-	-	-	43,087	-
Land	-	-	-	-	7,883	-
Construction	-	-	-	-	61,792	-
Consumer:
Home equity lines of credit:
Originated for portfolio	474	-	-	474	23,119	-
Purchased for portfolio	-	33	-	33	335	89
Other	-	-	21	21	5,562	-
Total	$1,071	$33	$44	$1,148	$556,547	$333

The following table presents the aging of the recorded investment in past due loans and leases by class of loans as of December 31, 2017:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$-	$-	$-	$-	$101,975	$115
Real estate:
Single-family residential	1,610	27	104	1,741	93,837	149
Multi-family residential	-	-	-	-	35,665	-
Commercial:
Non-owner occupied	-	-	-	-	67,792	-
Owner occupied	-	-	-	-	38,787	-
Land	-	-	-	-	5,287	-
Construction	-	-	-	-	42,862	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-	-	24,592	-
Purchased for portfolio	-	-	102	102	360	-
Other	24	-	-	24	352	-
Total	$1,634	$27	$206	$1,867	$411,509	$264

Loans Modified As TDRs By Class Of Loans

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial	1	$841	$841
Total	1	$841	$841

Schedule Of Debtor Troubled Debt Restructuring, Subsequent Periods

	2018	2017
Commercial	$100	$115
Total	$100	$115

Recorded Investment In Loans By Risk Category And Class Of Loans

The recorded investment in loans and leases by risk category and by class of loans as of December 31, 2018 and based on the most recent analysis performed follows.  There were no loans rated doubtful at December 31, 2018.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$-	$123,369	$2,651	$867	$126,887
Real estate:
Single-family residential	118,219	-	-	167	118,386
Multi-family residential	-	47,072	425	154	47,651
Commercial:
Non-owner occupied	76	119,843	1,701	845	122,465
Owner occupied	-	39,747	2,252	1,088	43,087
Land	-	7,883	-	-	7,883
Construction	3,279	58,513	-	-	61,792
Consumer:
Home equity lines of credit:
Originated for portfolio	23,525	-	-	68	23,593
Purchased for portfolio	279	-	-	89	368
Other	5,562	-	-	21	5,583
	$150,940	$396,427	$7,029	$3,299	$557,695

The recorded investment in loans and leases by risk category and class of loans as of December 31, 2017 follows.  There were no loans rated doubtful at December 31, 2017.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$-	$98,829	$2,869	$277	$101,975
Real estate:
Single-family residential	95,317	-	-	261	95,578
Multi-family residential	-	35,036	466	163	35,665
Commercial:
Non-owner occupied	88	65,161	1,711	832	67,792
Owner occupied	-	37,453	1,008	326	38,787
Land	-	5,287	-	-	5,287
Construction	2,239	40,623	-	-	42,862
Consumer:
Home equity lines of credit:
Originated for portfolio	24,516	-	-	76	24,592
Purchased for portfolio	360	-	-	102	462
Other	376	-	-	-	376
	$122,896	$282,389	$6,054	$2,037	$413,376

Components Of Net Investment In Direct Financing Leases

	December 31, 2018	December 31, 2017
Total minimum lease payments to be received	$6,045	$6,838
Less: unearned income	(642)	(830)
Net investment in direct financing leases	$5,403	$6,008

(1)	There were no initial direct costs associated with these leases

Summary Of Future Minimum Lease Payments Receivable

2019	$793
2020	793
2021	793
2022	793
2023	1,563
Thereafter	1,310
$6,045